SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

In October and December 2021, Gansu QLS borrowed RMB10,000,000 (approximately $1.5 million), and RMB10,000,000 (approximately $1.5 million), respectively, from a credit facility of RMB 20,000,000 entered into on September 17, 2021 with Agricultural Development Bank of China, which will mature in one year. The loan is secured by Gansu QLS’s land use right and guaranteed by the Company’s CEO, Mr. Xin. The financial covenants requires Gansu QLS to maintain debt asset ratio below 70%, contingency liability ratio below 20% and not to have negative operating cash flows for two consecutive years.

The Company’s management reviewed all material events that have occurred after the balance sheet date through February 11, 2022 on which these financial statements were issued. Based upon this review, the Company did not identify any subsequent events except disclosed in above that would have required adjustment or disclosure in the financial statements.